Net interest income (Tables)	6 Months Ended
Jun. 30, 2025
Net interest income
Schedule of net interest income

	Half year ended
	30 June	30 June
	2025	2024
Continuing operations	£m	£m
Balances at central banks and loans to banks - amortised cost	1,769	2,070
Loans to customers - amortised cost	9,412	8,924
Other financial assets	1,492	1,296
Interest receivable	12,673	12,290

Bank deposits	854	695
Customer deposits	3,918	4,151
Other financial liabilities	1,579	1,799
Subordinated liabilities	202	237
Interest payable	6,553	6,882

Net interest income	6,120	5,408